Derivative financial instruments and hedging activities - Summary of Derivative-related Credit Risk (Parenthetical) (Detail) - CAD ($) $ in Billions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Credit valuation adjustment	$ 13	$ 16